Significant Shareholdings and Related Party Transactions - Schedule of Ownership Interest (Details)	12 Months Ended
Jun. 30, 2023
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Argentina SRL
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Australia Pty Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | DEK Corporation Pty Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Lexicon Consolidated Holdings Pty Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Lexicon Digital Trust
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Lexicon Digital Pty Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Mudbath & Co Pty Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Austria GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava d.o.o. Banja Luka
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava d.o.o. Sarajevo
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava EOOD
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Canada Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Colombia S.A.S.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava S.A.S.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava d.o.o
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava ApS
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Munchen GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava (Ireland) Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Digital Services Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Malaysia SDN. BHD.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Lvvl Mexico S. de R.L. de C.V.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | ICS Endava SRL
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava B.V.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Holdings B.V.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava DOOEL Skopje
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Poland sp. z.o.o
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Romania SRL
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava d.o.o. Beograd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Digital Services d.o.o. Beograd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Singapore Pte. Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Digitalne Resitve d.o.o.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | DEK Technologies Sweden AB
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Switzerland GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Middle East FZ-LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava (Managed Services) Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava (UK) Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Limited Guernsey Employee Benefit Trust
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Intuitus Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Business Agility Consulting Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Holdings Inc
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Nearshore Ventures LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava USA West Inc
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Five Minutes Studio, Inc
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Levvel Digital LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Levvel LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Uruguay SRL
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | DEK Technologies Vietnam Company Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Limited Liability Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava (Romania) Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Testing4Finance Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%